Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Major components of tax expense (income) [abstract]
Current tax expense	$ 11,652				$ 10,480	$ 18,592
Deferred tax expense (income):
Origination and reversal of temporary differences	127				491	(7,546)
(Recognition) of tax losses, net	(1,201)				(927)	(823)
Change in the statutory rate	(102)				125	(10)
Total deferred tax income expense (benefit)	(1,176)				(311)	(8,379)
Total income taxes	$ 10,476	[1]	$ 555		$ 10,169	$ 10,213	[3]

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1